Document and Entity Information	Oct. 07, 2019
Prospectus:
Document Type	497
Document Period End Date	Oct. 07, 2019
Registrant Name	SEASONS SERIES TRUST
Entity Central Index Key	0001003239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 07, 2019
Document Effective Date	Oct. 07, 2019
Prospectus Date	Jul. 26, 2019